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January 30, 2003



VIA EDGARLINK
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United States Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

        RE:       GE LIFESTYLE FUNDS
                  FILE NOS. 333-07905; 811-07701
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Ladies and Gentlemen:

     On behalf of GE LifeStyle Funds (the "Trust"), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information ("SAI") being used in connection with the offering of shares of beneficial interests in the Trust and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 9 for the Trust filed with the Securities and Exchange Commission on January 27, 2003 via EDGARLINK.

     If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 585-5194.

Sincerely,


/s/Jeanne M. LaPorta
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Jeanne M. LaPorta